Condensed Interim Cash Flow Statements (Unaudited) - Appendix - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 1,242	$ 1,281
Interest income	(316)	(723)
Interest paid	79	95
Exchange losses (gains) on cash and cash equivalents	(137)	(129)
Exchange losses (gains) on lease liability	5	242
Net changes in severance pay obligations	1	7
Share based payments	1,328	1,790
Adjustments for reconcile profit loss excluding changes in working capital	2,202	2,563
Changes in working capital:
Decrease (increase) in other current assets	137	(475)
Increase in trade receivables	(123)
Decrease in long-term prepaid expenses	43
Increase (decrease) in accounts payable and accruals:
Trade	(182)	69
Other (including non-current liability)	(1,043)	2,312
Decrease in deferred revenue	(480)	(318)
Changes in working capital, total	(1,648)	1,588
Adjustments required to reflect net cash used in operating activities, total	554	4,151
Supplementary information on investing and financing activities not involving cash flows:
Right of use assets obtained in exchange for new lease liabilities	$ 230